Income Tax - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	$ 1,040	$ 7,654	$ 1,217,570
Deferred income tax expense (benefit)	900,775	(4,274,542)	(1,413,789)
Income tax expense (benefit)	$ 901,815	$ (4,266,887)	$ (196,219)